Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 6,655,734	$ 1,203,203
Trade receivables, net	226,747	7,748
Advances to suppliers	5,174,302	2,404,680
Prepaid expense, receivables and other assets	3,323,047	58,474
Total current assets	15,379,830	3,674,105
Non-current assets
Property and equipment, net	126,743	143,836
Operating right-of-use asset		89,544
Deferred listing costs		556,752
Total non-current assets	126,743	790,132
Total Assets	15,506,573	4,464,237
Current Liabilities
Short-term loans	833,521	511,409	[1]
Accounts payable	653,694	27,312
Advance from customers	1,185,130	1,493,947
Taxes payable	1,044,532	328,093
Accrued expenses and other liabilities	102,436	41,517
Salary and welfare payable	41,075	37,145
Operating right-of-use liabilities-current		89,544
Long-term accounts payable-current		27,344
Total current liabilities	3,866,575	2,576,521
Non-current Liabilities
Long-term accounts payable	66,365	72,104
Long-term borrowing	301,678	249,107
Total non-current liabilities	368,043	321,211
Total Liabilities	4,234,618	2,897,732
Commitments and contingencies
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	10,589,916	2,176,796
Retained earnings (Accumulated deficit)	723,207	(568,460)
Accumulated other comprehensive loss	(44,392)	(44,779)
Total shareholders’ equity	11,271,955	1,566,505
Total liabilities and shareholders’ equity	15,506,573	4,464,237
Related Party
Current Liabilities
Due to a related party	6,187	20,210
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares value	1,497	1,221
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares value	$ 1,727	$ 1,727

[1]	The disposition of loan balances as of June 30, 2023 included $115,934 which was subsequently repaid, and $395,475 which was extended.